Transactions with Officers and Directors (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Transactions with Officers and Directors [Abstract]
Loans and Leases Receivable, Related Parties	$ 837	$ 1,005
Loans and Leases Receivable, Related Parties, Additions	176	158
Loans and Leases Receivable, Related Parties, Collections	$ 344	$ 43